SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended																12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012
Interest income	$ 1,260	$ 26,492		$ 21,885		$ 22,999		$ 16,191		$ 14,948		$ 12,295		$ 4,479		$ 2,037		$ 87,567	[1]	$ 33,759
Interest expense		8,031		3,443		2,651		899		406		298						15,024	[1]	704
Net interest income	1,260	18,461		18,442		20,348		15,292		14,542		11,997		4,479		2,037		72,543	[1]	33,055
Impairment		1,698				3,756												5,454	[1]
Other income	367	83,804	[2]	56,195	[2]	98,182	[2]	2,827	[2]	10,910	[2]	1,774	[2]	3,523	[2]	1,216	[2]	241,008	[1],[2]	17,423	[2]
Operating expenses	913	20,386		11,492		5,552		5,044		5,135		2,003		1,528		565		42,474	[1]	9,231
Income (Loss) before Income Taxes	714	80,181		63,145		109,222		13,075										265,623	[1]	41,247
Net Income (Loss)	714	80,181		63,145		109,222		13,075		20,317		11,768		6,474		2,688		265,623	[1]	41,247
Noncontrolling Interests in Income (Loss) of Consolidated Subsidiaries		(326)																(326)	[1]
Net income attributable to common shareholders	714	80,507		63,145		109,222		13,075										265,949	[1]	41,247
Investments		5,564,258								534,792								5,564,258		534,792
Cash and restricted cash		305,332																305,332
Derivative assets		35,926	[3]															35,926	[3]
Other assets		53,142	[3]							84								53,142	[3]	84
Total assets	43,971	5,958,658	[3]							534,876								5,958,658	[3]	534,876
Debt		4,109,329								150,922								4,109,329		150,922
Other liabilities		336,254								5,598								336,254		5,598
Total liabilities	4,163	4,445,583	[3]							156,520								4,445,583	[3]	156,520
Total Equity	39,808	1,513,075	[3]							378,356								1,513,075	[3]	378,356
Noncontrolling interests in equity of consolidated subsidiaries		247,225	[3]															247,225	[3]
Total New Residential stockholders' equity	39,808	1,265,850	[3]							378,356								1,265,850	[3]	378,356
Investments in equity method investees at fair value		567,828																567,828
Excess MSRs
Interest income	1,260																	40,921		27,496
Net interest income	1,260																	40,921		27,496
Other income	367																	103,675		17,423
Operating expenses	809																	215		5,449
Income (Loss) before Income Taxes	818																	144,381		39,470
Net Income (Loss)	818																	144,381		39,470
Net income attributable to common shareholders	818																	144,381		39,470
Investments		676,917								245,036								676,917		245,036
Other assets		2								32								2		32
Total assets	43,971	676,919								245,068								676,919		245,068
Other liabilities		80								174								80		174
Total liabilities		80								174								80		174
Total Equity		676,839								244,894								676,839		244,894
Total New Residential stockholders' equity		679,839								244,894								679,839		244,894
Investments in equity method investees at fair value		352,766																352,766
Servicer Advances
Interest income																		4,421
Interest expense																		3,901
Net interest income																		520
Operating expenses																		2,077
Income (Loss) before Income Taxes																		(1,557)
Net Income (Loss)																		(1,557)
Noncontrolling Interests in Income (Loss) of Consolidated Subsidiaries																		(326)
Net income attributable to common shareholders																		(1,231)
Investments		2,665,551																2,665,551
Cash and restricted cash		85,243																85,243
Other assets		7,062																7,062
Total assets		2,757,856																2,757,856
Debt		2,390,778																2,390,778
Other liabilities		4,271																4,271
Total liabilities		2,395,049																2,395,049
Total Equity		362,807																362,807
Noncontrolling interests in equity of consolidated subsidiaries		247,225																247,225
Total New Residential stockholders' equity		115,582																115,582
Real Estate Securities
Interest income																		39,533		6,263
Interest expense																		10,876		704
Net interest income																		28,657		5,559
Impairment																		4,993
Other income																		52,645
Operating expenses																		312
Income (Loss) before Income Taxes																		75,997		5,559
Net Income (Loss)																		75,997		5,559
Net income attributable to common shareholders																		75,997		5,559
Investments		1,973,189								289,756								1,973,189		289,756
Cash and restricted cash		51,627																51,627
Derivative assets		1,452																1,452
Other assets		44,848								52								44,848		52
Total assets		2,071,116								289,808								2,071,116		289,808
Debt		1,620,711								150,922								1,620,711		150,922
Other liabilities		215,159								56								215,159		56
Total liabilities		1,835,870								150,978								1,835,870		150,978
Total Equity		235,246								138,830								235,246		138,830
Total New Residential stockholders' equity		235,246								138,830								235,246		138,830
Loans
Interest income																		2,650
Net interest income																		2,650
Impairment																		461
Other income																		1,832
Operating expenses																		357
Income (Loss) before Income Taxes																		3,664
Net Income (Loss)																		3,664
Net income attributable to common shareholders																		3,664
Investments		33,539																33,539
Cash and restricted cash		22,840																22,840
Derivative assets		34,474																34,474
Total assets		90,853																90,853
Debt		22,840																22,840
Other liabilities		32,553																32,553
Total liabilities		55,393																55,393
Total Equity		35,460																35,460
Total New Residential stockholders' equity		35,460																35,460
Consumer Loans
Other income																		82,856
Operating expenses																		2,076
Income (Loss) before Income Taxes																		80,780
Net Income (Loss)																		80,780
Net income attributable to common shareholders																		80,780
Investments		215,062																215,062
Total assets		215,062																215,062
Other liabilities		33																33
Total liabilities		33																33
Total Equity		215,029																215,029
Total New Residential stockholders' equity		215,029																215,029
Investments in equity method investees at fair value		215,062																215,062
Corporate
Interest income																		42
Interest expense																		247
Net interest income																		(205)
Operating expenses	104																	37,437		3,782
Income (Loss) before Income Taxes	(104)																	(37,642)		(3,782)
Net Income (Loss)	(104)																	(37,642)		(3,782)
Net income attributable to common shareholders	(104)																	(37,642)		(3,782)
Cash and restricted cash		145,622																145,622
Other assets		1,230																1,230
Total assets		146,852																146,852
Debt		75,000																75,000
Other liabilities		84,158								5,368								84,158		5,368
Total liabilities		159,158								5,368								159,158		5,368
Total Equity		(12,306)								(5,368)								(12,306)		(5,368)
Total New Residential stockholders' equity		$ (12,306)								$ (5,368)								$ (12,306)		$ (5,368)

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	Earnings from investments in equity method investees is included in other income.
[3]	Represents our historical consolidated balance sheet at December 31, 2013.